COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENT LIABILITIES
Purchase Obligation	$ 13,978
Maximum Amount Of Royalties To Be Paid Out Of Research And Development Grants Received	100.00%
Contractual Obligation	$ 1,400
Purchase of software
COMMITMENTS AND CONTINGENT LIABILITIES
Purchase Obligation	19,700
Royalty Agreement Terms
COMMITMENTS AND CONTINGENT LIABILITIES
Contractual Obligation	$ 21,250	$ 20,112
Product Manufacturing in Israel | Minimum
COMMITMENTS AND CONTINGENT LIABILITIES
Rate Of Royalties Payable As Percentage On Sales	1.30%
Product Manufacturing in Israel | Maximum
COMMITMENTS AND CONTINGENT LIABILITIES
Rate Of Royalties Payable As Percentage On Sales	5.00%